SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012 USDPerRight multiple Unit item
Outstanding preferred stock purchase rights (in shares)	105,697,693
Stock split ratio	2
Number of rights per common stock share	0.5
Number of units that each Right holder is entitled to purchase	1
Number of shares callable by rights	0.001
Purchase price of preferred stock	$ 250
Number of business days following the acquisition of fifteen percent or more of common stock that rights are exercisable and transferable	10 days
Number of business days following a tender or exchange offer resulting in the acquisition of fifteen percent or more of common stock that rights are exercisable and transferable	10 days
Number of multiples of the exercise price that the Right holder has right to receive in value of acquiring company's common stock	2
Redemption price per right (in dollars per right)	0.01
Repurchase of common stock (in shares)	1,747,819
Aggregate cost of treasury shares purchase	$ 77,610
Minimum
Percentage of common stock to be acquired for rights to be exercisable and transferable	15.00%
Percentage of common stock to be acquired in a tender or exchange offer for rights to be exercisable and transferable	15.00%
Percentage of assets or earning power sold or transferred allowing Right holder the right to receive common stock of acquiring company	50.00%
Maximum
Number of common shares authorized to be repurchased	4,000,000